Financial instruments - Summary of gains and losses on the borrowings and related derivatives designated as fair value hedges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Hedged Items
Borrowings	£ (6,544)	£ (6,497)
US dollars
Disclosure Of Detailed Information About Hedged Items
Borrowings	(2,713)	(2,459)
Euro
Disclosure Of Detailed Information About Hedged Items
Borrowings	(3,757)	(3,973)
Fair value hedges
Disclosure Of Detailed Information About Hedged Items
Accumulated fair value hedge adjustment on hedged item at start of year	104	211	£ (28)
Fair value movement gain/(loss)	26	(83)	236
Redemption/close-out		(16)
Exchange gain/(loss)	4	(8)	3
Accumulated fair value hedge adjustment on hedged item at end of year	134	104	211
Borrowings	(2,008)	(2,471)	(2,554)
Accumulated fair value adjustment on hedging instrument at start of year	(108)	(213)	35
Fair value movement gain/(loss)	(28)	81	(245)
Redemption/close-out		16
Exchange gain/(loss)	(4)	8	(3)
Accumulated fair value adjustment on hedging instrument at end of year	(140)	(108)	(213)
Hedging instrument, liabilities	(140)	(108)	(213)
Accumulated fair value adjustment on hedged item and hedging instrument at start of year	(4)	(2)	7
Gain (loss) on change in fair value of hedged item and hedging instrument	(2)	(2)	(9)
Accumulated fair value adjustment on hedged item and hedging instrument at end of year	(6)	(4)	(2)
Borrowings net of related hedging instruments	(2,148)	(2,579)	(2,767)
Fair value hedges | US dollars
Disclosure Of Detailed Information About Hedged Items
Accumulated fair value hedge adjustment on hedged item at start of year	97	141	(1)
Fair value movement gain/(loss)	14	(22)	140
Redemption/close-out		(16)
Exchange gain/(loss)	3	(6)	2
Accumulated fair value hedge adjustment on hedged item at end of year	114	97	141
Borrowings	(875)	(871)	(1,630)
Accumulated fair value adjustment on hedging instrument at start of year	(100)	(143)	8
Fair value movement gain/(loss)	(16)	21	(149)
Redemption/close-out		16
Exchange gain/(loss)	(3)	6	(2)
Accumulated fair value adjustment on hedging instrument at end of year	(119)	(100)	(143)
Hedging instrument, liabilities	(119)	(100)	(143)
Accumulated fair value adjustment on hedged item and hedging instrument at start of year	(3)	(2)	7
Gain (loss) on change in fair value of hedged item and hedging instrument	(2)	(1)	(9)
Accumulated fair value adjustment on hedged item and hedging instrument at end of year	(5)	(3)	(2)
Borrowings net of related hedging instruments	(994)	(971)	(1,773)
Fair value hedges | Euro
Disclosure Of Detailed Information About Hedged Items
Accumulated fair value hedge adjustment on hedged item at start of year	7	70	(27)
Fair value movement gain/(loss)	12	(61)	96
Exchange gain/(loss)	1	(2)	1
Accumulated fair value hedge adjustment on hedged item at end of year	20	7	70
Borrowings	(1,133)	(1,600)	(924)
Accumulated fair value adjustment on hedging instrument at start of year	(8)	(70)	27
Fair value movement gain/(loss)	(12)	60	(96)
Exchange gain/(loss)	(1)	2	(1)
Accumulated fair value adjustment on hedging instrument at end of year	(21)	(8)	(70)
Hedging instrument, liabilities	(21)	(8)	(70)
Accumulated fair value adjustment on hedged item and hedging instrument at start of year	(1)
Gain (loss) on change in fair value of hedged item and hedging instrument		(1)
Accumulated fair value adjustment on hedged item and hedging instrument at end of year	(1)	(1)
Borrowings net of related hedging instruments	£ (1,154)	£ (1,608)	£ (994)